Additional Information - Condensed Financial Statements of the Company - Statements of Comprehensive Income/(Loss) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operating expenses :
General and administrative expenses	[1]	¥ (277,931)	$ (42,595)	¥ (242,047)	¥ (162,424)
Total operating expenses	[1]	(752,135)	(115,269)	(1,000,560)	(904,127)
Loss from operations		(102,576)	(15,720)	(356,109)	(123,689)
Other income/(loss):
Interest income, net		35,421	5,429	22,721	33,896
Foreign currency exchange (loss)/gain		5,494	842	7,892	6,849
Gain on disposal of convertible loans due from a related party					10,565
Gain on disposal of available-for-sale debt investments		477,254	73,142	1,001,181	0
Changes in fair value of loan related to co-sale of Particle shares		(24,535)	(3,760)
Changes in fair value of forward contract in relation to disposal of investments in Particle		16,085	2,465	4,441
Others, net		35,881	5,499	15,031	21,848
Income/(loss) from equity method investments, net of impairment		5,598	858	(3,447)	5,352
Net (loss)/income		365,279	55,981	724,002	(65,612)
Comprehensive income/(loss)		(1,068,743)	(163,792)	941,452	552,502
Parent Company
Operating expenses :
General and administrative expenses		(39,303)	(6,023)	(40,621)	(8,209)
Total operating expenses		(39,303)	(6,023)	(40,621)	(8,209)
Loss from operations		(39,303)	(6,023)	(40,621)	(8,209)
Other income/(loss):
Interest income, net		1		(2,714)	326
Foreign currency exchange (loss)/gain		17,010	2,607	(3,877)	(11,599)
Gain on disposal of convertible loans due from a related party					10,565
Gain on disposal of available-for-sale debt investments		477,254	73,142	1,001,181
Changes in fair value of loan related to co-sale of Particle shares		(24,535)	(3,760)
Changes in fair value of forward contract in relation to disposal of investments in Particle		16,085	2,465	4,441
Others, net		5,580	855	2,701	8,230
Income/(loss) from equity method investments, net of impairment		(77,736)	(11,914)	(233,282)	(62,535)
Net (loss)/income		380,369	58,294	727,829	(63,222)
Other comprehensive income/(loss)		(1,434,022)	(219,773)	217,450	618,114
Comprehensive income/(loss)		¥ (1,053,653)	$ (161,479)	¥ 945,279	¥ 554,892

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 23):